Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventory
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Raw materials	64,898,313	100,328,496	15,961,896
Work-in-process	815,487	4,374,403	695,951
Finished goods	20,492,020	33,577,981	5,342,134
Total inventories	86,205,820	138,280,880	21,999,981